Fair Value Measurements - Reconciliations of Assets Measured at Fair Value on a Recurring Basis Categorized within Level 3 (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Cummulative gain on disposal (profit) from sale of financial assets at FVOCI	¥ 2,267
Fair Value Measurement on a Recurring Basis [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset	35,562	¥ 17,256
Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset	¥ 16,766	15,682
Conversion right and redemption right of preferred stock [member] | Fair Value Measurement on a Recurring Basis [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial asset		¥ 1,862	¥ 325